UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-07599
DOMINI INSTITUTIONAL TRUST
(Exact Name of Registrant as Specified in Charter)
536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)
Amy Domini Thornton
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code: 212-217-1100
Date of Fiscal Year End: July 31
Date of Reporting Period: October 31, 2008

Item 1. Schedule of Investments.
At October 31, 2008, the Domini Institutional Social Equity Fund (the Fund), a series of Domini Institutional Trust, invested substantially all of its assets in Domini Social Equity Trust (Equity Trust) and owned a pro rata interest in the Equity Trust’s net assets. The Equity Trust is a series of Domini Social Trust. At October 31, 2008, the Fund owned approximately 14.4% of the Equity Trust’s outstanding interests. The Equity Trust’s Schedule of Investments is set forth below.
Prior to November 28, 2008, the Fund invested in the Equity Trust. This investment structure is referred to as a “master-feeder” structure. As part of a restructuring of the Domini Funds that occurred on November 28, 2008, the Fund withdrew its investment from the Equity Trust through an in-kind redemption and began to invest directly in securities. As of the close of business on November 28, 2008, the Equity Trust was liquidated and no longer maintains portfolio investments.

Domini Institutional Social Equity Fundsm

Quarterly Holdings Report
October 31, 2008 (Unaudited)

Domini Institutional Social Equity Fund invests in an underlying portfolio, Domini Social Equity Trust. The Trust’s Portfolio of Investments is contained in this report.

Domini Social Equity Trust

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

SECURITY	SHARES	VALUE

Common Stocks – 99.6%
Consumer Discretionary – 11.3%
American Eagle Outfitters	700	$7,784
Autoliv Inc	133,700	2,855,832
AutoZone Inc (a)	54,047	6,879,643
Best Buy Co Inc	143,558	3,848,790
Big Lots Inc (a)	259,500	6,339,585
Black & Decker Corporation	600	30,372
Coach Inc (a)	125,900	2,593,540
Comcast Corp., Class A	5,550	87,468
DR Horton Inc	1,975	14,576
Expedia Inc (a)	183,100	1,741,281
Gap Inc/The	344,187	4,453,780
Home Depot Inc	3,244	76,526
J.C. Penney Co Inc (Hldg Co)	758	18,131
Johnson Controls Inc	1,954	34,644
Limited Brands	1,668	19,983
Liz Claiborne Inc	361,900	2,949,485
Lowe’s Cos Inc	2,986	64,796
McDonald’s Corp	320,374	18,559,265
Mcgraw-Hill Companies Inc	1,212	32,530
Meredith Corp	823	15,942
Nike Inc., Class B	1,388	79,990
Nordstrom Inc	895	16,191
Pulte Homes Inc	2,094	23,327
Ross Stores Inc	150,400	4,916,576
Scholastic Corp	722	13,408
Staples Inc	2,258	43,873
Starbucks Corporation (a)	2,578	33,849
Target Corp	1,636	65,636
The Walt Disney Co.	275,837	7,144,178
Time Warner Inc	605,676	6,111,271
TJX Companies Inc	167,500	4,482,300
TRW Automotive Holdings Corp (a)	190,600	1,204,592
VF Corp	800	44,080
Viacom Inc., Class B (a)	2,100	42,462
Washington Post, Class B	95	40,546
Whirlpool Corporation	72,263	3,371,069

		78,257,301
Consumer Staples – 12.8%
Avon Products Inc	2,406	59,741
Bunge Limited	59,400	2,281,554
Church & Dwight Co Inc	69,480	4,105,573
Coca Cola Co/The	4,599	202,632
Coca-Cola Enterprises	329,000	3,306,450
Colgate-Palmolive Co	115,296	7,235,977
Costco Wholesale Corp	1,600	91,216
Estee Lauder Companies, Class A	99,800	3,596,792
General Mills Inc	135,400	9,171,996
Hershey Co/The	1,936	72,097
HJ Heinz Company	246,700	10,810,394
Kimberly-Clark Corp	2,356	144,399
Kraft Foods Inc., Class A	5,000	145,700
Kroger Co	275,277	7,559,106
Pepsi Bottling Group Inc	198,500	4,589,320
PepsiAmericas Inc	440,600	8,340,558
PepsiCo Inc	33,953	1,935,661
Procter & Gamble Co	314,661	20,308,221
Supervalu Inc	344,500	4,905,680
Walgreen Co	3,064	78,009

		88,941,076
Energy – 9.5%
Anadarko Petroleum Corporation	5,418	191,256
Apache Corporation	166,662	13,721,282
Devon Energy Corporation	92,870	7,509,468
Ensco International, Inc	131,300	4,990,713
EOG Resources Inc	3,908	316,235
National Oilwell Varco Inc (a)	186,400	5,571,496
Nexen Inc	115,300	1,843,647
Noble Energy Inc	90,200	4,674,164
StatoilHydro ASA	396,500	7,969,650
Talisman Energy Inc	764,000	7,483,851
Tidewater Inc	87,600	3,820,236
Unit Corp (a)	219,250	8,230,645

		66,322,643
Financials – 17.3%
Aegon N.V.	567,200	2,331,192
American Capital Ltd	341,700	4,800,885
American Express Co	3,576	98,340
Apartment Invt & Mgmt Co., Class A	244,700	3,579,961
Bank of America Corporation	455,200	11,002,184
Citigroup Inc	10,300	140,595
Genworth Financial Inc, Class A	455,900	2,206,556
Goldman Sachs Group Inc	49,200	4,551,000
Hudson City Bancorp Inc	396,300	7,454,403

Domini Social Equity Trust / PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

SECURITY	SHARES	VALUE

Financials (Continued)
Huntington Bancshares Inc	759,100	$7,173,495
Ing Groep N.V. – Sponsored ADR	191,100	1,779,141
JP Morgan Chase & Co.	344,430	14,207,738
Lincoln National Corp	158,900	2,739,436
Marsh & McClennan Cos	180,600	5,295,192
Northern Trust Corp	100,100	5,636,631
PNC Financial Services Group	63,700	4,246,879
Regions Financial Corp	497,700	5,519,493
State Street Corp	54,300	2,353,905
TD Ameritrade Holding Corp (a)	352,300	4,682,067
Travelers Cos Inc/The	333,252	14,179,873
US Bancorp	6,463	192,662
Wachovia Corp	5,583	35,787
Washington Mutual Inc	4,631	287
Wells Fargo & Co	478,406	16,289,724

		120,497,426
Health Care – 14.1%
Amgen Inc (a)	149,966	8,981,464
Becton Dickinson & Company	95,802	6,648,659
Forest Laboratories Inc (a)	199,700	4,639,031
Genentech Inc (a)	1,600	132,704
Gilead Sciences Inc (a)	155,210	7,116,379
Invitrogen Corp (a)	104,900	3,020,071
Johnson & Johnson	550,824	33,787,543
King Pharmaceuticals Inc (a)	355,100	3,121,329
McKesson Corp	195,100	7,177,729
Medtronic Inc	89,755	3,619,819
St Jude Medical Inc (a)	97,000	3,688,910
Thermo Fisher Scientific Inc (a)	140,100	5,688,060
Watson Pharmaceuticals Inc (a)	384,300	10,057,131

		97,678,829
Industrials – 6.1%
3m Co.	2,864	184,155
Bombardier Inc ‘B’	685,100	2,620,155
Cooper Industries Ltd, Class A	2,286	70,752
CSX Corporation	261,000	11,932,920
Cummins Inc	137,064	3,543,104
Emerson Electric Company	3,308	108,271
Graco Inc	116,900	2,890,937
Illinois Tool Works	3,600	120,204
Jetblue Airways (a)	5,793	32,151
Manpower Inc	119,000	3,704,470
RR Donnelley & Sons Co	128,918	2,136,171
Ryder System Inc	126,800	5,023,816
Southwest Airlines	827,478	9,747,691
United Parcel Service, Class B	3,373	178,027

		42,292,824
Information Technology – 19.0%
Apple Inc (a)	79,482	8,551,468
Cisco Systems Inc (a)	300,716	5,343,723
Dell Inc (a)	5,484	66,631
Ebay Inc (a)	218,876	3,342,237
EMC Corporation /Mass (a)	4,400	51,832
Google Inc, Class A (a)	14,280	5,131,661
Hewlett-Packard Co	484,847	18,559,943
Intel Corp	798,809	12,780,944
Intl Business Machines Corp	211,100	19,625,967
Jabil Circuit Inc	3,100	26,071
Juniper Networks Inc (a)	1,500	28,110
Lexmark International Inc (a)	186,400	4,814,712
LSI Corp. (a)	1,583,800	6,097,630
Microsoft Corp	938,752	20,962,331
Motorola Inc	7,500	40,275
Oracle Corp (a)	722,000	13,205,380
QLogic Corp (a)	265,400	3,190,108
Qualcomm Inc	4,234	161,993
Symantec Corp (a)	488,546	6,145,909
Texas Instruments Inc	3,928	76,832
Western Digital Corp (a)	214,980	3,547,170
Xerox Corporation	5,598	44,896

		131,795,823
Materials – 1.3%
International Paper Co	4,600	79,212
Lubrizol Corp	170,300	6,399,874
Meadwestvaco Corp	3,466	48,628
Nucor Corp	63,916	2,589,237
Rohm and Haas Co	2,210	155,474

		9,272,425
Telecommunication Services – 6.5%
AT&T Inc	677,004	18,123,397
France Telecom Sa – Spons ADR	269,130	6,814,372

Domini Social Equity Trust / PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

SECURITY	SHARES	VALUE

Telecommunication Services (Continued)
Sprint Nextel Corp (a)	7,259	$22,721
Verizon Communications Inc	669,938	19,877,060

		44,837,550
Utilities – 1.7%
Energen Corp	87,377	2,933,246
Integrys Energy Group Inc	88,800	4,226,880
Pepco Holdings Inc	236,400	4,881,660

		12,041,786

Total Investments — 99.6% (Cost $845,847,747) (b)		691,937,683
Other Assets, Less Liabilities — 0.4%		2,932,868

Net Assets — 100.0%		$694,870,551

(a)	Non-income producing security.

(b)	The aggregate cost for federal income tax purposes is $884,806,070. The aggregate gross unrealized appreciation is $8,366,224 and the aggregate gross unrealized depreciation is $201,234,611, resulting in net unrealized depreciation of $192,868,387.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini Social Equity Trust

NOTES TO PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Equity Trust (the “Trust”) is a series of the Domini Social Trust which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Trust. The Trust seeks to provide its shareholders with long-term total return.

The Trust was designated as a series of the Domini Social Trust on June 7, 1989, and began investment operations on June 3, 1991. The Trust invests primarily in stocks of U.S. companies that meet Domini’s social and environmental standards.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust’s significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Trust’s Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trust’s manager or Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors

(including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Trust does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid.

Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Trust purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(D) Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Trust.

(E) Federal Taxes. The Trust will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, investors in the Trust will be taxed on their share of the Trust’s ordinary income and capital gains. It is intended that the Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

2.	OTHER ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006, and was applied to all open tax years as of the effective date. FIN 48 does not have a material effect on the Fund’s financial statements. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and New York State.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of October 31, 2008, management of the Fund is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued State of Financial Accounting Standards (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Funds use derivative instruments, how these activities are accounted for, and their effect on the Funds’ financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Funds’ financial statements and related disclosures.

The Fund’s Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent Prospectus and Annual Report.

Item 2.  Controls and Procedures.
(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INSTITUTIONAL TRUST

By:	/s/ Amy L. Thornton

Amy L. Thornton
President
Date: December 29, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton

Amy L. Thornton
President (Principal Executive Officer)
Date: December 29, 2008

By:	/s/ Carole M. Laible

Carole M. Laible
Treasurer (Principal Financial Officer)
Date: December 29, 2008